CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

NOTE 4 — CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

	2018	2017
Cash	6,800	10,439
Banks and immediately available investments	2,883,344	2,544,899
Cash and cash equivalents	2,890,144	2,555,338

	2018	2017
Held for trading	459,470	821,518
Short-term investments	459,470	821,518

Immediately available investments include investments with maturity up to 90 days, immediate liquidity and low risk of fair value variation.

Held for trading securities include Bank Deposit Certificates and marketable securities, which are stated at their fair value. Income generated by these investments is recorded as financial income.